CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE
NOTE 5 CONVERTIBLE NOTES PAYABLE

On July 1, 2016, the Company entered into a Securities Purchase Agreement (“July SPA”) with certain investors pursuant to which it agreed to issue $75 million in senior secured convertible notes (“2016 Notes”) and Series H Warrants (further described below). The 2016 Notes were issued for cash proceeds totaling $68.0 million with an original issue discount in the amount of $7.0 million with no stated interest rate. The 2016 Notes are senior secured obligations of the Company and will rank senior to all outstanding and future indebtedness of the Company. They are secured by a first priority perfected security interest (subject to permitted liens as defined in the 2016 Notes) in all of the current and future assets of the Company. The 2016 Notes contain standard and customary events of default and the entire principal balance is subject to the default and redemption provisions contained in the 2016 Notes, regardless of whether or not any of the proceeds have been released from the Company’s restricted accounts.

In connection with the issuance of the 2016 Notes under the July SPA, the Company issued Series H Warrants (the “Series H Warrants”), exercisable to acquire 7 shares of common stock and Subordination Warrants (the “2016 Subordination Warrants”), exercisable to acquire 2 shares of common stock (see NOTE 9 WARRANTS). The Series H and 2016 Subordination Warrants became exercisable by the holder beginning six months after July 1, 2016 and continue for a period of five years thereafter. The Series H and 2016 Subordination Warrants also have a provision that adjusts the exercise price upon certain dilutive events. As of March 31, 2017, pursuant to the terms of the warrant agreement, the Series H and 2016 Subordination Warrants have an exercise price of $1.36 per share of common stock.

Pursuant to the terms of the 2016 Notes, the Company originally agreed to make amortization payments with respect to the 2016 Notes in fifteen (15) equal installments beginning January 30, 2017. On each installment date, assuming certain equity conditions were met, the installment payment would automatically be converted into shares of Common Stock at a conversion rate defined in the agreement. In January 2017, the terms of the 2016 Notes were amended. Pursuant to the terms of the amendment, Section 8 of the 2016 Notes, which contained the provisions of the 2016 Notes dealing with installment payments, the Company’s ability to elect to convert installment payments, delivery of pre-installment conversion shares in relation to converted installment payments and the ability of noteholders to accelerate or defer installment amounts was eliminated and any reference to any defined terms appearing elsewhere in the 2016 Notes that related solely to Section 8 and that were not otherwise used in the 2016 Notes were deleted. Additionally, pursuant to the amendment, Section 3(b)(ii) of the 2016 Notes which set forth the conversion price at which optional conversions at the election of the holder of the 2016 Notes could be made was also amended.

During the three months ended March 31, 2017, approximately $3.9 million of installment payments were made through conversions into 762,672 shares of common stock. In addition, the Company and the holders of the 2016 Notes entered into an agreement, pursuant to which the Company agreed to redeem $38.9 million of the 2016 Notes held by the holders for an aggregate redemption price of $38.9 million, which satisfied such redemption note in full. The Company paid the redemption price for the redemption notes from cash held in the restricted accounts of the Company. As of March 31, 2017 the principal note balance of the 2016 Notes was approximately $32.2 million. Given the conversion feature of the 2016 Notes is bifurcated from the host instrument, conversions as well as redemptions are deemed to be extinguishments for accounting purposes and accordingly, a gain on extinguishment of debt in the amount of $602,555 was recognized during the three months ended March 31, 2017.

A summary of the conversions and redemptions accounted as extinguishments for the three months ended March 31, 2017 is as follows:

2016 Note principal converted to common stock	$3,854,077
2016 Note principal redemptions in cash	38,896,891
Total 2016 Note principal extinguished	42,750,968
Less:
Fair value of common stock issued	(4,597,119)
Debt discount related to extinguished 2016 Note	(20,831,582)
Cash paid for redemption of principal	(38,896,891)
Derivative liability extinguished	19,454,397
Accrued underwriting fees eliminated	2,722,782
Gain on extinguishment of debt	$602,555

Under the terms of the 2016 Notes, at closing the Company received an initial tranche of $6.0 million for immediate use for general corporate purposes. The remaining cash proceeds of $62.0 million was placed in restricted accounts to be released to the Company from the restricted accounts in subsequent equal tranches subject to certain equity conditions. In December 2016, the noteholders voluntarily removed restrictions on the Company’s use of an aggregate of approximately $2.6 million previously funded to the Company and authorized the release of those funds from the restricted accounts of the Company. During the three months ended March 31, 2017, the noteholders voluntarily removed restrictions on the Company’s use of an aggregate of approximately $3.5 million previously funded to the Company and authorized the release of those funds from the restricted accounts of the Company. As of March 31, 2017, after the voluntary release of restricted cash in the amount of $6.1 million and note redemptions in the amount of $38.9 million, the remaining cash in the amount of $17.0 million is still being held in restricted accounts and will be released to the Company subject to certain equity conditions and the terms of the 2016 Notes.

As of March 31, 2017 the 2016 Notes conversion price is determined by the lowest of : (x) $0.50 per share, (y) 85% of the lower of (I) the lowest weighted average price of the common stock and (II) the lowest closing bid price of the common stock, in each case, during the five (5) consecutive trading day period ending on, and including, the trading day of the conversion, and (z) 85% of the weighted average price of the common stock during the period beginning at 9:30:01 a.m. New York time and ending at 1:00:00 p.m. New York time on the trading day of the conversion. As of March 31, 2017, the 2016 Notes are convertible at the option of the holder at $1.90 per share which would convert the note into 16,936,627 shares of common stock. Subsequent to March 31, 2017, the Company restructured its outstanding debt on the 2016 Notes (see NOTE 13 SUBSEQUENT EVENTS).

The Company determined the conversion feature in the 2016 Notes represents an embedded derivative that requires bifurcation due to the ratchet provision described above related to the conversion feature. Although the embedded conversion feature is bifurcated from the 2016 Notes for measurement purposes, the embedded derivative is combined, only to the extent of the face value of the note, with the 2016 Notes for presentation purposes on the balance sheet. As of March 31, 2017, the embedded conversion feature derivative liability was determined to be $16.0 million (see NOTE 10 FAIR VALUE LIABILITIES). $11.4 million of the embedded conversion feature is combined with 2016 Notes and the remaining derivative liability in the amount of $4.6 million is included in long-term derivative liability for presentation purposes on the balance sheet. The following table summarizes the balance sheet presentation of the 2016 Notes outstanding at March 31, 2017:

Convertible notes payable, principal	$32,249,032
Debt discounts	(11,399,123)
Conversion feature derivative liability	11,399,123
Net convertible note payable	32,249,032
Less current portion	(32,249,032)
Convertible notes payable, long term	$—

NOTE 8    CONVERTIBLE NOTES PAYABLE

December 2015 Note Transaction

On December 30, 2015, the Company entered into a Securities Purchase Agreement (“SPA”) with certain investors pursuant to which it agreed to issue $22.1 million in senior secured convertible notes (“2015 Notes”) and Series D Warrants (further described below). The 2015 Notes were convertible into shares of Common Stock at a conversion price that was subject to adjustment for certain dilutive events. $20 million of the notes were issued for cash proceeds totaling $18.4 million with an original issue discount in the amount of $1.6 million which is equal to sixteen (16) months of simple interest at a rate of six percent (6.0%) per annum on the aggregate principal of the 2015 Notes (assuming, that the entire aggregate original principal amount remains outstanding through the maturity date). $2.1 million of the 2015 Notes were issued to extinguish 1,050,000 outstanding Series C Warrants at an extinguish value of $2.00 per warrant. The 2015 Notes were senior secured obligations of the Company and ranked senior to all outstanding and future indebtedness of the Company. They were secured by a first priority perfected security interest (subject to permitted liens as defined in the 2015Notes) in all of the current and future assets of the Company. The 2015 Notes contained standard and customary events of default and the entire principal balance was subject to the default and redemption provisions contained in the 2015 Notes, regardless of whether or not any of the proceeds were released from the Company’s restricted accounts.

In connection with the issuance of the 2015 Notes under the SPA, the Company issued Series D Warrants (the “Series D Warrants”), exercisable to acquire 8 shares of Common Stock, subject to a one time adjustment on December 31, 2016 under the terms of the Series D Warrants (see NOTE 11 WARRANTS). Each Series D Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. The exercise price of each Series D Warrant is subject to adjustments for certain dilutive events.

Under the terms of the 2015 Notes, at closing the Company received an initial tranche of $4.6 million for immediate use for general corporate purposes. The remaining cash proceeds of $13.8 million was held in a restricted account to be released to the Company in subsequent equal tranches subject to certain equity conditions and pursuant to the terms of the 2015 Notes. As of December 31, 2016 all the funds in the restricted accounts had been released to the Company.

The dilutive events that provide for the adjustment of the conversion price of the 2015 Notes and the exercise price of the Series D Warrants relate to any transaction in which the Company issues or is deemed to have issued shares of common stock for consideration per share less than the conversion price then in effect.

2015 Notes of $20 Million Issued for Cash

$20 million of the 2015 Notes were issued for cash proceeds of $18.4 million with an original issue discount in the amount of $1.6 million. In addition, the Company incurred debt issuance costs in the amount of $568,685. The conversion feature in the 2015 Notes represents an embedded derivative that requires bifurcation due to the ratchet provision described above related to the conversion feature. The provisions in the Series D Warrants also require the Company to account for the warrants as derivative liabilities. The original issue discount, the fair value of the embedded conversion feature, the fair value of the Series D Warrants and the debt issuance costs are all together considered the debt discount. Any excess of the total debt discount and the face value of the convertible notes are immediately recorded to interest expense in the statement of operations.

The initial fair value of the embedded conversion feature on the $20 million portion of the 2015 Notes were valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $14,788,365. The initial fair value of the Series D Warrants related to the $20 million note was also valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $13,637,132. The Company recorded a charge to interest expense in the amount of $10,594,182 in the statement of operations for the year ended December 31, 2015, representing the excess of the total debt discount over the face value of the convertible notes. The Company recorded a debt discount in the amount of $20 million which will be amortized over the life of the note using the effective interest method. As of December 31, 2015, $63,717 of the debt discount had been amortized to interest expense with the remainder being amortized or extinguished during 2016.

2015 Notes of $2.1 Million Issued for Series C Warrants

$2.1 million of the 2015 Notes and related Series D Warrants were issued to extinguish 1,050,000 outstanding Series C Warrants. Since the Series C Warrants were derivative liabilities at the time of the transaction, the Company has accounted for this as an extinguishment of liabilities. Accordingly, all consideration issued to extinguish the liabilities were recorded at their fair value on the date of the extinguishment and the liabilities extinguished were removed at their carrying value. Since the liabilities extinguished were derivative liabilities, their carrying value is continuously adjusted to equal their fair value. The fair value of the Series C Warrants that were extinguished was calculated using the predetermined inputs to Black Scholes formula as defined in the Series C Warrant, resulting in a fair value of $2,340,240 for the extinguished warrants. The initial fair value of the embedded conversion feature on the $2.1 million portion of the 2015 Notes was valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $1,865,729. The initial fair value of the Series D Warrants related to the $2.1 million note was also valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $2,412,574. The host debt instrument’s fair value was deemed to be $2.1 million. The Company recorded a loss in the amount of $4,038,063 in its statement of operations for the year ended December 31, 2015, representing the excess of the consideration provided over the liability extinguished.

Although the embedded conversion feature is bifurcated from the 2015 Notes for measurement purposes, the embedded derivative is combined with the 2015 Notes for presentation purposes on the balance sheet. The following table summarizes the balance sheet presentation of convertible notes outstanding at December 31, 2015:

Convertible notes payable, principal	$22,100,000
Debt discounts	(19,936,283)
Conversion feature derivative liability	16,588,940
Net convertible note payable	18,752,657
Less current portion	16,575,000
Convertible notes payable, long term	$2,177,657

Pursuant to the terms of the 2015 Notes, the Company was to make amortization payments with respect to the 2015 Notes in twelve equal installments beginning April 29, 2016 (each, an “Installment Date”). On each installment date, assuming certain equity conditions were met, the installment payment would automatically be converted into shares of Common Stock at a conversion rate defined in the agreement. As of April 29, 2016, the Company was not able to bring a registration statement effective covering the resale of the shares of common stock issuable under the terms of the 2015 Notes and therefore did not satisfy the equity conditions under the 2015 Notes to permit settlement of installment payments through conversion into shares of common stock. The holders of the 2015 Notes deferred the three installment payments due in April 2016, May 2016 and June 2016, respectively to the installment payment with a due date of July 29, 2016. In May 2016, holders of the 2015 Notes voluntarily agreed to remove restrictions on the Company’s use of $2.0 million previously funded to the Company and authorized the release of those funds from the restricted cash accounts of the Company. During the period from July 2016 through October 2016, approximately $13.7 million of installment payments (through the conversion into 177 shares of common stock) were made bringing the principal note balance of the 2015 Notes down to approximately $8.4 million. During this period, holders of the 2015 Notes voluntarily agreed to remove restrictions on the Company’s use of $8.2 million previously funded to the Company and authorized the release of those funds from the restricted cash accounts of the Company. Given the conversion feature is bifurcated from the host instrument, conversions are deemed to be extinguishments for accounting purposes and accordingly, a loss on extinguishment of debt in the amount of $20,975,024 was recognized during the year ended December 31, 2016.

A summary of the conversions accounted as extinguishments for the year ended December 31, 2016 is as follows:

Fair value of common stock issued	$36,631,149
Less:
2015 Note principal extinguished	13,666,887
Debt discount related to extinguished 2015 Note	(3,529,806)
Derivative liability extinguished	5,519,044
Loss on extinguishment of debt	$20,975,024

On November 3, 2016, the Company exchanged the remaining 2015 Notes outstanding principal of approximately $8.4 million for 8,436 shares of a new class of Series F Convertible Preferred Stock (the “Series F Preferred Stock”) (see NOTE 10 COMMON AND PREFERRED STOCK). The Company accounted for this exchange as an extinguishment of debt transaction in accordance with ASC 470 which states that for extinguishments of debt, the difference between the reacquisition price and the net carrying amount of the debt being extinguished should be recognized as a gain or loss during the period in which the debt is extinguished. Since the 2015 Notes had a bifurcated embedded conversion feature, the Company considered the exchange as the extinguishment of two liabilities for accounting purposes – the host 2015 Notes and the embedded conversion feature. The 2015 Notes were considered extinguished at their carrying value of $7,160,290 calculated by subtracting the unamortized debt discount of $1,272,823 from the remaining principal amount of $8,433,113. The embedded conversion feature is a derivative liability and is carried at fair value. The fair value of the embedded conversion feature at November 3, 2016 was determined to be $1,562,998 (see NOTE 12 FAIR VALUE LIABILITIES). The reacquisition price is the fair value in the amount of $12,071,249 for Series F Preferred Stock issued in the exchange (see NOTE 10 COMMON AND PREFERRED STOCK and NOTE 12 FAIR VALUE LIABILITIES). The difference between the carrying value of the host 2015 Notes and embedded conversion feature and the fair value of the Series F Preferred Stock was $3,347,971 and recognized as a loss on extinguishment of debt during the year ended December 31, 2016 as calculated below:

Fair value of Series F preferred stock issued	$12,071,249
Less:
Principal amount on 2015 Notes	8,433,113
Fair value of embedded conversion feature	1,562,988
Unamortized debt discount on 2015 Notes	(1,272,823)
Loss on extinguishment of debt	$3,347,971

July 2016 Note Transaction

On July 1, 2016, the Company entered into a Securities Purchase Agreement (“July SPA”) with certain investors pursuant to which it agreed to issue $75 million in senior secured convertible notes (“2016 Notes”) and Series H Warrants (further described below). The 2016 Notes were convertible into 7 shares of Common Stock at a price equal to $96.0 million per share, subject to adjustment for certain dilutive events. The 2016 Notes were issued for cash proceeds totaling $68.0 million with an original issue discount in the amount of $7.0 million with no stated interest rate. The 2016 Notes are senior secured obligations of the Company and will rank senior to all outstanding and future indebtedness of the Company. They are secured by a first priority perfected security interest (subject to the priority interest of the 2015 Notes and permitted liens as defined in the 2016 Notes) in all of the current and future assets of the Company. The 2016 Notes contain standard and customary events of default and the entire principal balance is subject to the default and redemption provisions contained in the 2016 Notes, regardless of whether or not any of the proceeds have been released from the Company’s restricted accounts.

In connection with the issuance of the 2016 Notes under the July SPA, the Company issued Series H Warrants (the “Series H Warrants”), exercisable to acquire 7 shares of Common Stock and Subordination Warrants (the “2016 Subordination Warrants”), exercisable to acquire 2 shares of Common Stock (see NOTE 11 WARRANTS). The Series H and 2016 Subordination Warrants become exercisable by the holder beginning six months after July 1, 2016 and continues for a period five years thereafter. The Series H and 2016 Subordination Warrants also have a provision that adjusts the exercise price upon certain dilutive events. As of December 31, 2016, pursuant to the terms of the warrant agreement, the exercise price of the Series H and 2016 Subordination Warrants are such that the exercise of 48 million warrants with an aggregate exercise price of $12,000 will result in the issuance of one share of common stock.

The Company has agreed to make amortization payments with respect to the 2016 Notes in fifteen (15) equal installments beginning January 30, 2017. On each installment date, assuming certain equity conditions are met, the installment payment shall automatically be converted into shares of Common Stock at a conversion rate defined in the agreement.

Under the terms of the 2016 Notes, at closing the Company received an initial tranche of $6.0 million for immediate use for general corporate purposes. The remaining cash proceeds of $62 million are being held in restricted accounts and will be released to the Company from the restricted accounts in subsequent equal tranches subject to certain equity conditions. In December 2016, the noteholders voluntarily removed restrictions on the Company’s use of an aggregate of approximately $2.6 million previously funded to the Company and authorized the release of those funds from the restricted accounts of the Company. As of December 31, 2016, the remaining cash in the amount of $59.4 million is still being held in restricted accounts and will be released to the Company subject to certain equity conditions and the terms of the 2016 Notes. Subsequent to December 31, 2016, the holders of 2016 Notes voluntarily agreed to remove restrictions on the Company’s use of an aggregate of approximately $3.5 million in cash previously funded to the Company and authorized the release of those funds from the restricted accounts. In addition, the Company and the holders of 2016 Notes entered into an agreement, pursuant to which the Company agreed to redeem $38.9 million of the 2016 Notes held by each of the holders for an aggregate redemption price of $38.9 million, which will satisfy such redemption note in full. The Company paid the redemption price for the redemption notes from cash held in the restricted accounts of the Company. As of the date of the note redemption, cash in the amount of $17.0 million remained in the restricted accounts.

The Company determined the conversion feature in the 2016 Notes represents an embedded derivative that requires bifurcation due to the ratchet provision described above related to the conversion feature. The provisions in the Series H and 2016 Subordination Warrants also require the Company to account for the warrants as derivative liabilities. The initial fair value of the embedded conversion feature on the 2016 Notes was valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $80,599,528. The initial fair value of the Series H Warrants and 2016 Subordination Warrants was also valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $101,644,520. The original issue discount, the fair value of the embedded conversion feature, the fair value of the Series H Warrants and 2016 Subordination Warrants and the debt issuance costs are all together considered the debt discount. Any excess of the total debt discount over the face value of the convertible notes are immediately recorded to interest expense in the statement of operations. The Company recorded a charge to interest expense in the amount of $119,185,886 in the statement of operations for the year ended December 31, 2016, representing the excess of the total debt discount over the face value of the convertible notes. The Company recorded a debt discount in the amount of $75.0 million which is being amortized over the life of the note using the effective interest method. For the year ended December 31, 2016, $31,395,583 of the debt discount has been amortized to interest expense.

As of December 31, 2016, the 2016 Notes are convertible at the option of the holder at $12,000 per share. The Company has a conversion right related to the required installment payments where the Company can convert the installments payments (subject to a floor of $1.00) at: (a) the prevailing holder conversion price; (b) 80% of the arithmetic average of the 3 lowest volume weighted average price (VWAP) days in the prior 20 days; or (c) the weighted average value of the common stock on the trading day preceding the installment payment date. Both the conversion right of the holder and the Company is subject to a reset clause if the Company issues or sells common stock at a lower price than the applicable conversion rate at such time (not subject to the $1.00 floor). At December 31, 2016, the most advantageous conversion term is a conversion price of $2,860 which would convert the note into 26,224 shares of common stock.

Although the embedded conversion feature is bifurcated from the 2016 Notes for measurement purposes, the embedded derivative is combined, only to extent of the face value of the note, with the 2016 Notes for presentation purposes on the balance sheet. The remaining amount of the embedded conversion feature derivative liability in the amount of $32,222,344 is included in long-term derivative liability in the balance sheet. The following table summarizes the balance sheet presentation of the 2016 Notes outstanding at December 31, 2016:

Convertible notes payable, principal	$75,000,000
Debt discounts	(43,604,417)
Conversion feature derivative liability	43,604,417
Net convertible note payable	75,000,000
Less current portion	(60,000,000)
Convertible notes payable, long term	$15,000,000

The following summarizes by year the future principal payments on the 2016 Convertible Note as of December 31, 2016:

Years ended December 31,
2017	$60,000,000
2018	15,000,000
Total future principal payments	$75,000,000